Convertible Notes Payable (Details) - USD ($)	9 Months Ended
	Dec. 31, 2015	Mar. 31, 2015	Mar. 31, 2014
Convertible notes payable, net of discount	$ 14,173	$ 164,238	$ 13,111
Less: discount on current portion of convertible notes payable	116,664
Current portion of convertible notes payable, net of discount	$ 59,865
10% Convertible Note Payable Due June 30, 2016 [Member]
Issuance date	Jun. 30, 2014
Conversion price (in dollars per share)	$ 0.02
Total convertible notes payable	$ 2,322
10% Convertible Note Payable Due September 30, 2016 [Member]
Issuance date	Sep. 30, 2014
Conversion price (in dollars per share)	$ 0.01
Total convertible notes payable	$ 80,133	$ 80,133
10% Convertible Note Payable Due December 31, 2016 [Member]
Issuance date	Dec. 31, 2014
Conversion price (in dollars per share)	$ 0.01
Total convertible notes payable	$ 94,074	94,074
10% Convertible Note Payable Due March 31, 2017 [Member]
Issuance date	Mar. 31, 2015
Conversion price (in dollars per share)	$ 0.007
Total convertible notes payable	$ 39,635	39,635
Convertible Notes Payable [Member]
Total convertible notes payable	640,073	$ 401,881
Less: current portion of convertible notes payable	(176,529)
Less: discount on convertible notes payable	(449,371)	$ (237,643)
Convertible notes payable, net of discount	14,173	$ 164,238
Current portion of convertible notes payable	176,529
Less: discount on current portion of convertible notes payable	(116,664)
Current portion of convertible notes payable, net of discount	$ 59,865
Essen Enterprises, Inc. [Member] | 10% Convertible Note Payable Due December 31, 2016 [Member]
Issuance date	Dec. 31, 2014
Conversion price (in dollars per share)	$ 0.02
Total convertible notes payable		$ 125,059
Vista View Ventures, Inc. (Non-Interest Bearing Advances) [Member]
Total convertible notes payable	$ 423,909
Vista View Ventures, Inc. (Non-Interest Bearing Advances) [Member] | 10% Convertible Note Payable Due June 30, 2016 [Member]
Total convertible notes payable		$ 62,980
Vista View Ventures, Inc. (Non-Interest Bearing Advances) [Member] | 10% Convertible Note Payable Due June 30, 2017 [Member]
Issuance date	Jun. 30, 2015
Conversion price (in dollars per share)	$ 0.25
Total convertible notes payable	$ 54,006
Vista View Ventures, Inc. (Non-Interest Bearing Advances) [Member] | 10% Convertible Note Payable Due September 30, 2018 [Member]
Issuance date	Sep. 30, 2015
Conversion price (in dollars per share)	$ 0.25
Total convertible notes payable	$ 267,558
Vista View Ventures, Inc. (Non-Interest Bearing Advances) [Member] | 10% Convertible Note Payable Due December 31, 2018 [Member]
Issuance date	Dec. 31, 2015
Conversion price (in dollars per share)	$ 0.09
Total convertible notes payable	$ 102,345